Long-Term Debt (Predecessor)	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2022
Long-term debt and other financial liabilities	65,842	43,200
Less: Deferred financing costs	(1,308)	(594)
Total	64,534	42,606
Less - current portion	(8,691)	(7,473)
Long-term portion	55,843	35,133

Senior long-term debt

Loan Facility amended during the year ended December 31, 2023

August 2022 EnTrust Facility
On August 8, 2022, the Company entered into a new loan facility with Kroll Agency Services Limited and Kroll Trustee Services Limited, as facility agent and security agent, respectively, and certain nominees of EnTrust Global as lenders in order to partially finance the acquisition of the Parosea, Bluesea, Minoansea and Epanastasea. The loan facility amount was originally $63,600, divided into four tranches with a term of 18 months: Tranche A of $16,200 which was secured by the Bluesea, Tranche B of $16,200 which was secured by the Parosea, Tranche C of $15,200 which was secured by the Minoansea and Tranche D of $16,000 which was secured by the Epanastasea. The facility bore interest at a fixed rate of 7.90% per annum. On November 8, 2022 and December 1, 2022 upon the completion of the sale of the Parosea, and the Bluesea, respectively, the Company completed the prepayment of the relevant tranches of $16,200 each. On the date of each repayment, $257 and $245 of unamortized debt discounts of the Parosea and Bluesea, respectively, were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and were included in “Loss on extinguishment of debt” in the consolidated statement of operations. On December 21, 2022, the Company entered into a supplemental agreement pursuant to which upon the completion of the sale of the Minoansea, the lenders waived the obligation of the Company to prepay Tranche C and continued to make available the relevant amount for the purpose of partially financing the acquisition cost of two new Capesize vessels, the Goodship and Tradership (Note 5). Pursuant to this agreement, the fixed interest rate of Tranche C was amended to 9.00% per annum. The amount underlying Tranche C ($15,200) remained blocked in favor of the security agent until the acquisition of the new vessels. On January 30, 2023, the Company entered into an amendment and restatement agreement with the lenders, pursuant to which, inter alia, Tranche C was replaced by two tranches of $7,000 (Tranche E) and $8,200 (Tranche F), secured by the Goodship and Tradership, respectively. On August 9, 2023, the Company entered into another amendment and restatement agreement pursuant to which, inter alia, upon the completion of the sale of the Epanastasea, the lenders waived the obligation of the Company to prepay Tranche D ($15,000) and continue to make available the relevant amount for the purpose of partially financing the acquisition cost of a new Panamax vessel, the Exelixsea (Note 5). Pursuant to this agreement, the fixed interest rate of Tranche D was amended to 9.00% per annum. The amount underlying Tranche D remained blocked in favor of the security agent until the acquisition of the new vessel, which was concluded on August 29, 2023. Upon the acquisition of the vessel, Tranche D was replaced according to the amendment and restatement agreement by Tranche G secured by the Exelixsea. On November 15, 2023, the Company agreed to refinance the outstanding amounts of Trance E ($5,500) and Tranche F ($6,700) using proceeds from the Huarong Sale and Leaseback. On December 5, 2023, upon the completion of the refinancing of Tranche E and Tranche F, $28 and $33 of unamortized debt discounts of the Goodship and Tradership, respectively, were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modification and Extinguishments” and were included in “Loss on extinguishment of debt” in the consolidated statement of operations.

The facility was secured by a first priority mortgage, general assignment covering earnings, insurances and requisition compensation, account pledge agreement concerning the earnings account, shares’ security agreement concerning the vessel-owning subsidiary’s shares and relevant technical and commercial managers’ undertakings. The facility agreement included certain restrictions on dividends from the borrower’s account and other distributions. Following the prepayments of Tranche E and Tranche F, the facility was repayable in one installment of $500 at the twelfth month after the utilization date, one installment of $1,500 at the fifteenth month after the utilization date, and a balloon payment of $13,000 at maturity. As of December 31, 2023, the amount outstanding under this facility was $13,000.

On March 27, 2024, Tranche G, secured by the Exelixsea, was refinanced following closing of the sale and leaseback agreement entered into with an unaffiliated third party (Note 15).

Loan Facility repaid during the year ended December 31, 2023

July 2022 EnTrust Facility
On July 1, 2022, the loan facility entered into between Seanergy and Kroll Agency Services Limited and Kroll Trustee Services Limited as facility agent and security agent, respectively, and certain nominees of EnTrust Global as lenders, for the Gloriuship, was amended for the purposes of replacing Seanergy with the Company as guarantor upon the consummation of the Spin-Off. All applicable financial covenants were waived with no material changes in the other terms of the loan facility. In addition, on July 28, 2022, the Company agreed with the lenders to further amend and restate the loan facility for the purposes of, inter alia, increasing the facility by an amount of up to $9,400 (“Upsize Advance”). The loan amount following the utilization of the Upsize Advance was $14,000 with a term of 18 months. The amended loan facility bears a fixed interest of 7.90% and was initially repayable in three quarterly installments of $1,000 commencing nine months after the utilization date of the Upsize Advance and a balloon payment of $11,000 at maturity. On November 8, 2022, the Company proceeded with the prepayment of $1,000, which was applied against the balloon payment. On December 1, 2022, the Company proceeded to a second prepayment of $1,000, which was applied equally against the first and the second repayment installments of the loan, respectively, reducing each such repayment installment to $500. On the date of each repayment, an aggregate amount of $25 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss in extinguishment of debt” in the consolidated statement of operations. On November 15, 2023, the Company agreed to refinance the outstanding amount of the loan ($10,000) using proceeds from the Huarong Sale and Leaseback. On December 5, 2023, upon the completion of the refinancing of the outstanding loan, an amount of $17 of the unamortized debt discounts was written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss in extinguishment of debt” in the consolidated statement of operations.

Other Financial Liabilities – Sale and Leaseback Transactions
New Sale and Leaseback Activities during the year ended December 31, 2023
Huarong Sale and Leaseback
On November 15, 2023, the Company entered into three identical sale and leaseback transactions with China Huarong Shipping Financial Leasing Company Ltd. (“Huarong”) for the purpose of refinancing the outstanding indebtedness of the Gloriuship which was previously financed by the July 2022 EnTrust Facility and the outstanding indebtedness of Goodship and Tradership which were previously financed by the August 2022 EnTrust Facility. The Company sold and chartered back the vessels from three affiliates of Huarong on a bareboat charter basis for a three-year period. The drawdown of the funds under the sale and leaseback agreements occurred on December 5, 2023. The transactions were accounted for as financial liabilities, as control remains with the Company and the three vessels will continue to be recorded as assets on the Company’s balance sheet. The sale and leaseback agreements do not include any financial covenants or security value maintenance provisions. The aggregate financing amount is $30,000 and the interest rate is 3.3% plus 3-month term SOFR per annum. The charterhire principal of each transaction will be repaid through 36 monthly installments of $139 and a purchase obligation of $5,000 at the expiration of each bareboat agreement. The Company has continuous options to purchase the vessels on any date falling six months after the initiation of the bareboat charters at predetermined prices as set forth in the agreement. As of December 31, 2023, the aggregate charterhire principal was $30,000.
April 2023 Neptune Sale and Leaseback
On April 26, 2023, following the delivery of the Cretansea, the Company entered into a sale and leaseback agreement with a subsidiary of Neptune Maritime Leasing Ltd. for the purpose of partly financing the acquisition cost of the Cretansea. The transaction was accounted for as a financial liability, as control remains with the Company and the Cretansea will continue to be recorded as an asset on the Company’s balance sheet. The financing amount is $12,250 and the interest rate is 4.25% plus 3-month term SOFR per annum. The charterhire principal will be repaid over a five-year term, through 60 monthly installments of $97.5 and a balloon payment of $6,400 at the expiration of the bareboat. The Company is required to maintain a security coverage ratio (as defined therein) of at least 120% for the first twelve months and at least 130% thereafter. In addition, the Company is required to maintain minimum liquidity of $350 in its operating account. The sale-and-leaseback agreement includes certain restrictions on dividends from the lessee’s accounts and other distributions. The Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the 5-year bareboat period, the Company has the obligation to repurchase the vessel for $6,400 (balloon payment). As of December 31, 2023, the amount outstanding under the April 2023 Neptune Sale and Leaseback was $11,470.

March 2023 Neptune Sale and Leaseback
On March 31, 2023, following the delivery of the Oasea, the Company entered into a sale and leaseback agreement with a subsidiary of Neptune Maritime Leasing Ltd. for the purpose of partly financing the acquisition cost of the Oasea. The transaction was accounted for as a financial liability, since control remains with the Company and the Oasea will continue to be recorded as an asset on the Company’s balance sheet. The financing amount is $12,250 and the interest rate is 4.25% plus 3-month term SOFR per annum. The charterhire principal will be repaid over a five-year term, through 60 monthly installments of $97.5 and a balloon payment of $6,400 at the expiration of the bareboat charter. The Company is required to maintain a security coverage ratio (as defined therein) of at least 120% for the first twelve months and at least 130% thereafter.  In addition, the Company is required to maintain minimum liquidity of $350 in its operating account. The sale-and-leaseback agreement includes certain restrictions on dividends from the lessee’s accounts and other distributions. The Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the 5-year bareboat period, the Company has the obligation to repurchase the vessel for $6,400 (balloon payment). As of December 31, 2023, the amount outstanding under the March 2023 Neptune Sale and Leaseback was $11,372.
Certain of the Company’s sale and leaseback agreements discussed above are secured by a guarantee from the Company; general assignments covering the respective vessels’ earnings, insurances and requisition compensation; account pledge agreements; technical and commercial managers’ undertakings and pledge agreements covering the shares of the applicable bareboat charterer subsidiary.
As of December 31, 2023, the Company was in compliance with all covenants relating to its debt facilities as at that date.
As of December 31, 2023, one of the Company’s owned vessels, having a net carrying value of $17,608, was subject to first and second priority mortgages as collaterals to their long-term debt facilities. In addition, the Company’s five bareboat chartered vessels, having a net carrying value of $87,211 as of December 31, 2023, have been financed through sale and leaseback agreements. As customary in leaseback agreements, the title of ownership is held by the registered owners.

The annual principal payments required to be made after December 31, 2023 for all long-term debt and other financial liabilities, taking into consideration subsequent developments described in Note 15 for the August 2022 EnTrust Facility, are as follows:
Twelve month periods ending December 31,	Amount
2024	9,257
2025	9,640
2026	24,640
2027	4,640
Thereafter	17,665
Total	65,842